Condensed Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	May 31, 2018	May 31, 2017	Nov. 30, 2017	Nov. 30, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 52,028	$ (2,000)	$ (4,975)	$ 98,025
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Gain on settlement of liabilities	(53,675)			(103,000)
Changes in liabilities - increase (decrease):
Accounts payable	225	500	1,975	1,975
Judgment payable	1,422	1,500	3,000	3,000
NET CASH PROVIDED BY OPERATING ACTIVITIES
NET INCREASE IN CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS, beginning of year
CASH AND CASH EQUIVALENTS, end of year
SUPPLEMENTARY DISCLOSURES:
Interest paid in cash
Income taxes paid in cash
NON-CASH FINANCING ACTIVITIES
Liabilities paid by shareholder	$ 21,000